Property and Equipment, Note (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Details
Depreciation expense on property and equipment	$ 127,508	$ 213,633	$ 105,985
Value of property and equipment serving as security against debt	$ 858,212